Accrued Expenses And Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Expenses And Other Current Liabilities [Abstract]
Schedule of Accrued Expenses And Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB	USD

Accrued payroll and welfare	34,781	28,800	4,118
Deposits received from merchants	16,339	15,781	2,257
Cash collected on behalf of merchants	11,731	10,479	1,499
Accrued IPO cost	12,382	—	—
VAT and other surcharges payable	3,508	3,606	516
Provisions	892	892	127
Interest Payable	—	197	28
Selling Shareholder Transactions	—	6,576	940
Third-party transactions	7,036	18,917	2,705
Professional fee	2,555	10,665	1,525
Accrued expenses and other current liabilities	89,224	95,913	13,715